Provisions for employees' benefits (Tables)	12 Months Ended
Dec. 31, 2023
Provisions for employees' benefits
Schedule of provision balances for employee benefits

	2023	2022
Post–employment benefits
Healthcare	11,234,939	8,140,648
Pension	4,013,542	2,073,562
Education	490,877	405,769
Bonds	424,199	399,114
Other plans	158,644	115,136
Termination benefits – Voluntary retirement plan	828,007	772,133
	17,150,208	11,906,362
Social benefits and salaries	1,109,363	970,598
Other employee benefits	13,142	88,279
	18,272,713	12,965,239
Current	3,059,204	2,753,697
Non–current	15,213,509	10,211,542
	18,272,713	12,965,239

Schedule of net defined benefit liability (asset)

	Pension and bonds		Other		Total
	2023	2022	2023	2022	2023	2022
Liabilities for employee benefits
Opening balance	12,840,148	14,520,592	9,465,024	7,946,927	22,305,172	22,467,519
Current service cost	20,583	—	94,448	95,724	115,031	95,724
Past service cost	—	51,756	107,231	114,162	107,231	165,918
Interest expense	1,152,125	953,146	866,111	530,482	2,018,236	1,483,628
Actuarial (gains) losses	3,560,843	(1,805,907)	2,891,216	1,361,808	6,452,059	(444,099)
Benefits paid	(1,140,003)	(981,486)	(673,280)	(608,184)	(1,813,283)	(1,589,670)
Foreign currency translation	(21,988)	102,047	(983)	24,105	(22,971)	126,152
Closing balance	16,411,708	12,840,148	12,749,767	9,465,024	29,161,475	22,305,172

Plan assets
Opening balance	10,367,472	12,040,229	31,338	28,296	10,398,810	12,068,525
Return on assets	928,278	802,711	1,709	1,819	929,987	804,530
Contributions to funds	—	—	149,168	125,788	149,168	125,788
Benefits paid	(1,085,236)	(961,931)	(150,228)	(125,129)	(1,235,464)	(1,087,060)
Actuarial gains (losses)	1,763,453	(1,513,537)	5,313	564	1,768,766	(1,512,973)
Closing balance	11,973,967	10,367,472	37,300	31,338	12,011,267	10,398,810
Net post–employment benefits liability	4,437,741	2,472,676	12,712,467	9,433,686	17,150,208	11,906,362

Schedule of movement of defined benefits plans recognized in results and other comprehensive income

	2023	2022	2021
Recognized in profit or loss
Interest expense	1,088,249	679,098	661,187
Current service cost	115,031	147,480	132,352
Past service cost	107,231	114,162	129,328
Remeasurements	—	—	(211)
	1,310,511	940,740	922,656
Recognized in other comprehensive income
Pension and pension bonds (1)	(2,664,204)	156,755	1,401,578
Healthcare (1)	(1,714,227)	(1,429,423)	991,050
Other	(82,103)	18,154	64,039
	(4,460,534)	(1,254,514)	2,456,667
Deferred tax	1,726,261	586,260	(679,510)
	(2,734,273)	(668,254)	1,777,157

Schedule of fair value of plan assets

	2023	2022
Other local currency	3,298,496	4,810,813
Bonds of private entities	3,118,893	1,674,431
Bonds issued by the national government	2,262,378	1,552,690
Other foreign currency	1,980,308	1,762,899
Variable yield	1,027,891	291,847
Other public bonds	197,044	201,508
Bonds of foreign entities	126,257	104,622
	12,011,267	10,398,810

Schedule of fair value hierarchy of plan assets

	2023	2022

AAA	4,567,823	4,138,043
Nación	4,037,150	3,319,858
BB+	407,183	267,961
AA+	323,613	312,303
BBB-	164,034	47,919
AA	155,628	161,244
F1+	64,624	87,111
BBB+	24,796	30,331
BAA2	23,864	20,880
AA-	18,836	8,714
BAA1	16,728	20,814
BRC1+	15,506	43,000
A+	9,499	23,514
A	1,884	2,352
Other ratings	985,554	414,681
Rating not available	1,194,545	1,500,085
	12,011,267	10,398,810

Schedule of analysis of present value of defined benefit obligation that distinguishes nature, characteristics and risks

2023	Pension	Bonds	Health	Education	Others (1)
Discount rate	7.5% - 11.7%	7.25%	11% - 12%	11% - 12%	7.4% - 12%
Salary growth rate	3.5% - 4.5%	N/A	3.5% - 4.5%	N/A	3.5% - 4.61%
Expected inflation rate	3.0% – 4.5%	3.00%	3.00%	3.00%	3.0% – 3.5%
Pension growth rate	3.0% - 5.0%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	12.80%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	N/A

2022	Pension	Bonds	Health	Education	Others (1)
Discount rate	6.2% - 14.7%	9.00%	8.7% - 14-7%	6.3% - 14.8%	7.4% - 14.5%
Salary growth rate	4.5% - 5.5%	N/A	4.5% - 5.5%	N/A	4.5% - 4.7%
Expected inflation rate	3.0% - 4.5%	3.00%	3.00%	3.00%	3.0% - 4.5%
Pension growth rate	3.00%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	6.33%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	N/A

N/A: Not applicable for this benefit.

(1)	Weighted average discount rate.

Schedule of maturity profile of defined benefit obligation

Period	Pension and bonds	Other benefits	Total
2024	1,293,410	683,341	1,976,751
2025	1,327,478	709,033	2,036,511
2026	1,342,616	741,746	2,084,362
2027	1,336,802	775,788	2,112,590
2028	1,351,056	817,592	2,168,648
2029	6,893,350	4,611,509	11,504,859

Schedule of sensitivity analysis for actuarial assumptions

The following sensitivity analysis shows the effect of such possible changes on the obligation for defined benefits, while keeping the other assumptions constant, as of December 31, 2023:

	Pension	Bonds	Health	Education	Other
Discount rate
–50 basis points	15,428,231	1,247,485	11,819,342	469,157	987,882
+50 basis points	14,034,889	1,188,056	10,302,032	433,565	955,544
Inflation rate
–50 basis points	13,972,915	1,190,418	N/A	N/A	847,577
+50 basis points	15,491,342	1,244,748	N/A	N/A	868,927
Salary growth rate
–50 basis points	N/A	N/A	N/A	N/A	109,492
+50 basis points	N/A	N/A	N/A	N/A	117,265
Cost trend
–50 basis points	N/A	N/A	10,315,944	433,225	N/A
+50 basis points	N/A	N/A	11,797,481	469,388	N/A